Financial Instruments and Financial Risk Management - Risk Management Liabilities And Maximum Potential Collateral Requirements (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk management liabilities with credit-risk-contingent features	$ 42.2	$ 14.7
Maximum potential collateral requirements	$ 29.0	$ 7.5